Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund), Class A)	0 Months Ended
Aug. 28, 2012
(Oppenheimer Global Value Fund) | Class A
Bar Chart Table:
Annual Return 2008	(47.04%)
Annual Return 2009	73.81%
Annual Return 2010	25.57%
Annual Return 2011	(7.94%)